SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
PrepaymentsAndOtherCurrentAssetsLineItems [Line Items]
Prepaid taxes						$ 6,447	$ 37,013
Prepaid service charges						400	3,565
Other current assets						185	155
Deposits, prepayments and other current assets						7,032	$ 40,733
Kukugan Invest [Member]
PrepaymentsAndOtherCurrentAssetsLineItems [Line Items]
Prepaid taxes		$ 9,939	$ 9,939	$ 9,939		6,447
Prepaid service charges		39,107	39,107	39,107		400
Other current assets		3	3	3		185
Deposits, prepayments and other current assets		$ 49,049	$ 49,049	$ 49,049		$ 7,032
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor